THE MAINSTAY FUNDS

51 Madison Avenue

New York, NY 10010

March 15, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	The MainStay Funds

Preliminary Schedule 14A Filing for MainStay MacKay Emerging Markets Debt Fund

File Nos.: 811-04550, 033-02610

Commissioners:

On behalf of The MainStay Funds, we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a proxy on Schedule 14A relating to MainStay MacKay Emerging Markets Debt Fund (the “Fund”). The filing relates to the following proposals:

1.	To approve a new subadvisory agreement between New York Life Investments, the Fund’s investment manager, and Candriam Luxembourg S.C.A. (“Candriam Luxembourg”) with respect to the Fund;

2.	To permit New York Life Investments, under certain circumstances, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Fund without obtaining shareholder approval; and

3.	Any other business that properly comes before the Special Meeting.

No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Please direct any questions concerning the filing to the undersigned at 201-685-6232.

Very truly yours,

/s/ Yi-Chia Kuo

Yi-Chia Kuo

Assistant Secretary